Note 2 - Loans and Allowance for Loan Losses - Loan Portfolio by Risk Rating (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loans, gross	$ 2,495,938	$ 2,330,600
Pass [Member]
Loans, gross	2,488,252	2,322,354
Special Mention [Member]
Loans, gross	5,855	3,639
Substandard [Member]
Loans, gross	1,831	4,607
Real Estate Portfolio Segment [Member]
Loans, gross	2,303,140	2,076,783
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member]
Loans, gross	679,536	535,994
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member] | Pass [Member]
Loans, gross	672,676	529,546
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member] | Special Mention [Member]
Loans, gross	5,405	2,745
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member] | Substandard [Member]
Loans, gross	1,455	3,703
Real Estate Portfolio Segment [Member] | Multifamily Real Estate [Member]
Loans, gross	29,300	111,646
Real Estate Portfolio Segment [Member] | Multifamily Real Estate [Member] | Pass [Member]
Loans, gross	29,300	111,646
Real Estate Portfolio Segment [Member] | Multifamily Real Estate [Member] | Special Mention [Member]
Loans, gross	0	0
Real Estate Portfolio Segment [Member] | Multifamily Real Estate [Member] | Substandard [Member]
Loans, gross	0	0
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member]
Loans, gross	879,373	837,766
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member] | Pass [Member]
Loans, gross	879,109	837,028
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member] | Special Mention [Member]
Loans, gross	0	149
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member] | Substandard [Member]
Loans, gross	264	589
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans, gross	603,292	488,626
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Pass [Member]
Loans, gross	603,267	488,571
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Special Mention [Member]
Loans, gross	25	27
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Substandard [Member]
Loans, gross	0	28
Real Estate Portfolio Segment [Member] | Farmland [Member]
Loans, gross	9,367	15,429
Real Estate Portfolio Segment [Member] | Farmland [Member] | Pass [Member]
Loans, gross	9,270	15,301
Real Estate Portfolio Segment [Member] | Farmland [Member] | Special Mention [Member]
Loans, gross	68	79
Real Estate Portfolio Segment [Member] | Farmland [Member] | Substandard [Member]
Loans, gross	29	49
Real Estate Portfolio Segment [Member] | Second Mortgages [Member]
Loans, gross	10,043	8,433
Real Estate Portfolio Segment [Member] | Second Mortgages [Member] | Pass [Member]
Loans, gross	9,851	8,148
Real Estate Portfolio Segment [Member] | Second Mortgages [Member] | Special Mention [Member]
Loans, gross	161	169
Real Estate Portfolio Segment [Member] | Second Mortgages [Member] | Substandard [Member]
Loans, gross	31	116
Real Estate Portfolio Segment [Member] | Home Equity Line of Credit [Member]
Loans, gross	92,229	78,889
Real Estate Portfolio Segment [Member] | Home Equity Line of Credit [Member] | Pass [Member]
Loans, gross	92,208	78,565
Real Estate Portfolio Segment [Member] | Home Equity Line of Credit [Member] | Special Mention [Member]
Loans, gross	11	314
Real Estate Portfolio Segment [Member] | Home Equity Line of Credit [Member] | Substandard [Member]
Loans, gross	10	10
Commercial Portfolio Segment [Member]
Loans, gross	116,717	172,811
Commercial Portfolio Segment [Member] | Pass [Member]
Loans, gross	116,668	172,779
Commercial Portfolio Segment [Member] | Special Mention [Member]
Loans, gross	49	0
Commercial Portfolio Segment [Member] | Substandard [Member]
Loans, gross	0	32
Agricultural Installment and Other Portfolio Segment [Member]
Loans, gross	76,081	81,006
Agricultural Installment and Other Portfolio Segment [Member] | Pass [Member]
Loans, gross	75,903	80,770
Agricultural Installment and Other Portfolio Segment [Member] | Special Mention [Member]
Loans, gross	136	156
Agricultural Installment and Other Portfolio Segment [Member] | Substandard [Member]
Loans, gross	$ 42	$ 80